Promissory note and Other Loans (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Promissory note and Other Loans
Short term loans	$ 0	$ 582
Vendor Take Back	3,457	673
Total short term loans	$ 3,457	$ 1,255